Property, Plant and Equipment (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Property, Plant and Equipment [Abstract]
Depreciation expense	$ 268,058	$ 369,980	$ 785,893	$ 991,408
Construction in progress	$ 1,924,331		$ 1,829,057